Note 2 - Loans Receivable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff	$ 15,000	$ 0
Financing Receivable, Excluding Accrued Interest, Nonaccrual	0	34,000
Proceeds from Sale and Collection of Mortgage Notes Receivable	0	0
Financing Receivable, Modified in Period, Amount	$ 0	$ 0